SUPPLEMENTARY INFORMATION (Schedule of Financial Expenses, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income:
Exchange differences		$ 27
Other	$ 2	2	$ 3
Total Income	$ 2	29	3
Expenses:
Interest - In respect of liability to related parties		11	6
Interest - In respect of credit from banks	$ 19	$ 28	35
Exchange differences	$ 60		108
Revaluation of convertible loan and warrants		$ 285	27
Warrants to issued shares compensation			45
Other	$ 67	$ 70	60
Total Expenses	146	394	281
Financial expenses, net	$ (144)	$ (365)	$ (278)